AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 96.9%
Common Stocks
Aerospace & Defense — 4.7%
Northrop Grumman Corp.	20,958	$9,676,728
Raytheon Technologies Corp.	282,630	27,677,956
		37,354,684
Air Freight & Logistics — 1.9%
United Parcel Service, Inc. (Class B Stock)	76,902	14,918,219
Automobiles — 0.8%
General Motors Co.	180,383	6,616,448
Banks — 3.7%
JPMorgan Chase & Co.	158,534	20,658,566
PNC Financial Services Group, Inc. (The)	66,452	8,446,049
		29,104,615
Beverages — 3.7%
Coca-Cola Co. (The)	272,689	16,914,899
Diageo PLC (United Kingdom)	274,000	12,228,531
		29,143,430
Chemicals — 5.0%
Linde PLC	70,110	24,919,898
PPG Industries, Inc.	106,929	14,283,576
		39,203,474
Commercial Services & Supplies — 1.6%
Waste Management, Inc.	75,283	12,283,927
Communications Equipment — 1.6%
Cisco Systems, Inc.	239,361	12,512,596
Construction Materials — 2.1%
Vulcan Materials Co.	97,441	16,716,978
Consumer Finance — 0.8%
Capital One Financial Corp.	69,000	6,635,040
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	281,122	10,932,835
Electric Utilities — 1.7%
Edison International	185,194	13,072,845
Entertainment — 0.8%
Walt Disney Co. (The)*	66,535	6,662,150
Financial Services — 7.1%
Apollo Global Management, Inc.	366,068	23,120,855
Mastercard, Inc. (Class A Stock)	40,878	14,855,474
Visa, Inc. (Class A Stock)(a)	79,215	17,859,814
		55,836,143
Food Products — 4.2%
Mondelez International, Inc. (Class A Stock)	266,321	18,567,900
Nestle SA, ADR	121,928	14,837,418
		33,405,318
Ground Transportation — 1.8%
Union Pacific Corp.	70,345	14,157,635
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 2.7%
Becton, Dickinson & Co.	87,455	$21,648,611
Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.	38,016	17,965,981
Household Products — 2.1%
Procter & Gamble Co. (The)	114,330	16,999,728
Insurance — 4.1%
American International Group, Inc.	136,809	6,889,701
MetLife, Inc.	165,329	9,579,163
Travelers Cos., Inc. (The)	93,581	16,040,719
		32,509,583
Media — 2.7%
Comcast Corp. (Class A Stock)	570,514	21,628,186
Metals & Mining — 0.9%
Freeport-McMoRan, Inc.	180,951	7,402,705
Multi-Utilities — 2.8%
Sempra Energy	146,496	22,144,335
Oil, Gas & Consumable Fuels — 8.6%
Chesapeake Energy Corp.	101,810	7,741,632
Enbridge, Inc. (Canada)	563,031	21,479,633
EQT Corp.	217,577	6,942,882
Pioneer Natural Resources Co.	42,132	8,605,040
Williams Cos., Inc. (The)	781,703	23,341,651
		68,110,838
Pharmaceuticals — 6.2%
Johnson & Johnson	126,152	19,553,560
Merck & Co., Inc.	167,083	17,775,960
Pfizer, Inc.	286,533	11,690,547
		49,020,067
Residential REITs — 1.6%
AvalonBay Communities, Inc.	77,034	12,946,334
Semiconductors & Semiconductor Equipment — 3.3%
Broadcom, Inc.	20,356	13,059,188
Intel Corp.(a)	199,528	6,518,580
Texas Instruments, Inc.	34,516	6,420,321
		25,998,089
Software — 9.2%
Microsoft Corp.	143,756	41,444,855
Oracle Corp.	166,638	15,484,003
SAP SE (Germany), ADR(a)	127,332	16,113,864
		73,042,722
Specialized REITs — 1.6%
American Tower Corp.	61,161	12,497,639
Specialty Retail — 2.2%
Home Depot, Inc. (The)	57,858	17,075,053
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	180,069	29,693,378

Total Long-Term Investments (cost $642,511,897)		767,239,586
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AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Short-Term Investments — 7.2%
Affiliated Mutual Fund — 4.6%
PGIM Institutional Money Market Fund (cost $36,052,358; includes $35,869,644 of cash collateral for securities on loan)(b)(we)	36,064,438	$36,046,406
Unaffiliated Fund — 2.6%
Fidelity Government Portfolio (Institutional Shares)	20,980,549	20,980,549
(cost $20,980,549)

Total Short-Term Investments (cost $57,032,907)		57,026,955

TOTAL INVESTMENTS—104.1% (cost $699,544,804)		824,266,541

Liabilities in excess of other assets — (4.1)%		(32,807,440)

Net Assets — 100.0%		$791,459,101

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,460,886; cash collateral of $35,869,644 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2